Income and Expenses - Schedule of Expenses by Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income and Expenses [Abstract]
Staff costs	$ 1,029	$ 1,113	$ 1,250
Operation costs	1,175	1,048	864
Depreciation and amortization	147	145	150
Marketing expenses	260	227	206
Professional fees	$ 58	$ 67	$ 104